SCHEDULE OF FOREIGN CURRENCY LOSS BEFORE TAXATION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss before taxation	$ 55	$ 29